Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Weighted average assumptions used to estimate the fair value for the Company's share options
Expected volatility	32.40%	26.80%	20.30%
Expected life	5	5	5
Expected dividend yield	4.85%	4.68%	4.95%
Risk-free interest rate	2.29%	1.89%	2.67%
Option valuation per share	$ 6.18	$ 3.38	$ 4.08
Short-term Debt [Line Items]
Unsecured Notes, face amount	650,000,000
Convertible Notes, stated interest rate		5.60%
Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Unsecured Notes, face amount	650,000,000
Convertible Notes, issuance date	Aug-06
Convertible Notes, maturity date	Aug. 15, 2026
Effective interest rate for conversion option	5.80%
Interest expense recognized in relation to nonconvertible debt	$ 18,600,000	$ 20,600,000	$ 24,400,000
Convertible Notes, stated interest rate	3.85%	3.85%	3.85%